Common Stock Warrants - Schedule of Summarizes the Warrant Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Summarizes the Warrant Activity [Abstract]
Number of common stock warrants, Beginning balance
Weighted average exercise price, Beginning Balance (in Dollars per share) | $ / shares
Number of common stock warrants, Assumption of warrants as part of reverse recapitalization	17,404,250
Weighted average exercise price, Assumption of warrants as part of reverse recapitalization (in Dollars per share) | $ / shares	$ 862.5
Number of common stock warrants,Issuance of warrants	1,032,500
Weighted average exercise price, Issuance of warrants (in Dollars per share) | $ / shares	$ 0.75
Number of common stock warrants,Exercise of warrants	(900,000)
Weighted average exercise price, Exercise of warrants (in Dollars per share) | $ / shares	$ 0.75
Number of common stock warrants, Ending balance	17,536,750
Weighted average exercise price, Ending balance (in Dollars per share) | $ / shares	$ 855.99
Average remaining contractual term (Years), Ending balance	4.5
Aggregate intrinsic value, Ending balance